UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21680

DIVIDEND CAPITAL REALTY

INCOME ALLOCATION FUND

(Exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins, Secretary and Assistant Treasurer

Dividend Capital Realty Income Allocation Fund

518 17th Street, Suite 1200

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2007

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Shares/Principal Amount	Market Value
COMMON STOCK 39.74%
Apartments 2.97%
Archstone-Smith Trust	23,200	$1,371,352
AvalonBay Communities Inc.	3,700	439,856
BRE Properties Inc.	21,800	1,292,522
Equity Residential	11,100	506,493
Home Properties Inc.	23,400	1,215,162
Mid-America Apartment	6,400	335,872
Post Properties Inc.	14,600	761,098
		5,922,355

Diversified/Miscellaneous 1.14%
Vornado Realty Trust	20,700	2,273,688

Hotels 3.08%
Ashford Hospitality	32,400	381,024
Hilton Hotels Corp.	77,900	2,607,313
LaSalle Hotel	31,300	1,359,046
Starwood Hotels & Resorts Inc.	26,800	1,797,476
		6,144,859

Industrial 1.14%
AMB Property	21,200	1,128,264
ProLogis	20,000	1,138,000
		2,266,264

Mortgage—Commercial 13.87%
Anthracite Capital Inc.	501,500	5,867,550
iStar Financial Inc.	37,300	1,653,509
Newcastle Investment Corp.	155,400	3,895,878
RAIT Investment Trust	323,865	8,426,967
Resource Capital Corp.	557,300	7,791,054
Resource Capital Corp.—Warrants*	55,500	0
		27,634,958

Office—Central Business District 1.65%
Boston Properties Inc.	14,600	1,491,098
Douglas Emmett Inc.	20,400	504,696
SL Green Realty Corp.	10,500	1,300,845
		3,296,639

Office—Suburban 1.76
Alexandria Real Estate Equities Inc.	9,300	900,426
Digital Realty Trust	22,600	851,568
Duke Realty Corp.	13,400	477,978
Highwoods Properties Inc.	34,000	1,275,000
		3,504,972

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Shares/Principal Amount	Market Value
COMMON STOCK (continued)
Other Real Estate Companies 0.51%
Brookfield Properties Corp.	41,500	1,008,865

Regional Malls 2.11%
General Growth Properties Inc.	36,100	1,911,495
Simon Property Group Inc.	24,700	2,298,088
		4,209,583

Self Storage 0.96%
Public Storage Inc.	25,000	1,920,500

Shopping Centers 1.66%
Developers Diversified Realty Corp.	6,200	326,802
Equity One Inc.	52,400	1,338,820
Federal Realty Investment Trust	14,600	1,127,996
Kimco Realty Corp.	13,300	506,331
		3,299,949

Specialty Finance 8.88%
Alesco Financial Inc.	100,000	813,000
Arbor Realty Trust	73,100	1,866,711
Deerfield Triarc Capital Corp.	261,800	3,830,134
Gramercy Capital Corp.	140,400	3,866,616
KKR Financial Corp.	148,400	3,696,644
NorthStar Realty Finance Corp.	288,500	3,609,135
		17,702,240

TOTAL COMMON STOCK
(Cost $77,706,785)		79,184,872

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody's/S&P	Shares/Principal Amount	Market Value
PREFERRED STOCK 66.99%
Apartments 3.30%
Apartment Investment & Management Co.:
Series G, 9.375% (3)	Ba3/B+	76,800	$1,963,008
Series U, 7.750%	Ba3/B+	64,200	1,641,112
Series V, 8.000% (3)	Ba3/B+	75,700	1,923,257
BRE Properties Inc.:
Series C, 6.750%	Baa3/BBB-	15,000	361,407
Series D, 6.750%	Baa3/BBB-	28,500	696,469
			6,585,253

Diversified/Miscellaneous 1.99%
Crescent Real Estate Equities Co.,
Series B, 9.500% (3)	B3/B-	156,000	3,955,380

Hotels 24.52%
Ashford Hospitality Trust,
Series A, 8.550% (3)	NR/NR	93,300	2,399,564
Eagle Hospitality Properties Trust Inc.,
Series A, 8.250% (3)	NR/NR	212,600	4,949,604
FelCor Lodging Trust Inc.,
Series C, 8.000% (3)	B2/B-	259,000	6,503,490
Hersha Hospitality Trust,
Series A, 8.000% (3)	NR/NR	177,400	4,423,913
Hospitality Prop.,
Series C	Baa3/BB+	20,000	486,000
Innkeepers USA Trust,
Series C, 8.000%	NR/NR	40,100	885,961
LaSalle Hotel Properties,
Series G, 7.500% (3)	NR/NR	434,000	10,375,334
Strategic Hotels & Resorts Inc.:
Series A, 8.500%	NR/NR	177,500	4,459,688
Series C, 8.250% (3)	NR/NR	301,000	7,619,063
Sunstone Hotel Investors Inc.,
Series A, 8.000% (3)	NR/NR	134,800	3,391,069
Winston Hotels Inc.,
Series B, 8.000% (3)	B2/NR	133,000	3,366,563
			48,860,249

Manufactured Housing 1.87%
Affordable Residential Communities Inc.,
Series A, 8.250% (3)	NR/NR	150,400	3,722,400

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody's/S&P	Shares/Principal Amount	Market Value
PREFERRED STOCK (continued)
Mortgage—Commercial 4.28%
Anthracite Capital Inc.,
Series D, 8.250% (3)	NR/NR	140,000	$3,265,500
Newcastle Investment Corp.,
Series C, 9.750% (3)	NR/NR	165,500	4,096,125
RAIT Investment Trust,
Series B, 8.375%	NR/NR	48,300	1,164,634
			8,526,259

Mortgage—Residential 3.63%
American Home Mortgage Investment Corp.:
Series A, 9.750% (3)	NR/NR	266,950	6,520,254
Series B, 9.250%	NR/NR	29,700	709,087
			7,229,341

Net Lease 1.19%
Entertainment Properties Trust,
Series B, 7.750% (3)	NR/NR	93,400	2,370,025

Office—Central Business District 1.53%
Maguire Properties Inc.,
Series A, 7.625%	NR/NR	120,000	2,932,500
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	5,000	124,688
			3,057,188

Office—Suburban 9.55%
BioMed Realty Trust Inc.,
Series A, 7.250% (3)	NR/NR	480,000	11,910,000
Brandywine Realty Trust.:
Series C, 7.500%	NR/NR	38,831	963,591
Series D, 7.500% (3)	NR/NR	47,000	1,202,909
Digital Realty Trust Inc.:
Series A, 8.500% (3)	NR/NR	174,300	4,531,800
Series B, 7.875%	NR/NR	16,800	421,576
			19,029,876

Regional Malls 2.22%
CBL & Associates Properties Inc.,
Series D, 7.375%	NR/NR	41,000	1,030,125
Glimcher Realty Trust,
Series G, 8.125% (3)	B1/B	60,000	1,500,000
Taubman Centers, Inc.:
Series G, 8.000%	B1/NR	67,000	1,718,972
Series H, 7.625	B1/NR	6,600	166,032
			4,415,129

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody's/S&P	Shares/Principal Amount	Market Value
PREFERRED STOCK (continued)
Shopping Centers 0.0063%
Developers Diversified Realty Corp.,
Series I, 7.500%	Baa/BBB-	500	$12,631

Specialty Finance 12.91%
Capital Lease Funding,
Series A, 8.125% (3)	NR/NR	156,700	3,946,881
Gramercy Capital,
Series A, 8.125% (3)	NR/NR	280,000	7,061,264
NorthStar Realty Finance Corp.:
Series A, 8.750% (3)	NR/NR	353,600	8,862,100
Series B, 8.250% (3)	NR/NR	246,400	5,859,712
			25,729,957

TOTAL PREFERRED STOCK
(Cost $136,222,225)			133,493,688

COMMERCIAL REAL ESTATE
COLLATERALIZED DEBT OBLIGATIONS 15.65%
CW Capital Cobalt II, Ltd.:
Series K, 8.867%, 04/26/2016 (1)(2)(4)(7)(9)	Ba2/NR	4,000,000	3,785,332
Class P.S., 16.7316%, 04/26/2016 (1)(2)(4)(7)(8)	NR/NR	3,500,000	3,443,310
Lenox Street 2007-1, 12.0000%,
06/04/2017 (1)(2)(4)(7)(9)	NR/NR	1,000,000	907,453
Sorin Real Estate CDO II Ltd.,
Series 2005 2A, Class H, 9.3600%, 01/04/2016 (1)(2)(4)(7)(9)	Ba3/NR	7,500,000	7,391,955
Taberna Preferred Funding III Ltd.,
Class E, 9.8600%, 11/05/2015 (1)(2)(4)(7)(9)	NR/BB+	2,000,000	1,875,540
Taberna Preferred Funding V Ltd.:
Class B-1L, 8.1100%, 02/05/2016 (1)(2)(4)(7)(9)	NR/BBB	3,000,000	2,812,593
Class B-2L, 10.1100%, 02/05/2016 (1)(2)(4)(7)(9)	NR/BB	3,000,000	2,780,499
Vertical CRE CDO 2006-I, Ltd.:
Class G, 9.3600%, 04/22/2013 (1)(2)(4)(7)(9)	NR/BB+	6,500,000	6,421,155
Class P.S., 14.9698%, 04/22/2013 (1)(2)(4)(7)(8)	NR/NR	1,800,000	1,772,476

TOTAL COMMERCIAL REAL ESTATE
COLLATERALIZED DEBT OBLIGATIONS
(Cost $32,263,340)			31,190,313

COLLATERALIZED LOAN OBLIGATIONS 7.92%
Babson CLO 2005-III, Ltd.,
20.0927%, 11/11/2019 (1)(2)(4)(7)(8)	NR/NR	13,000,000	12,429,742
Fraser Sullivan CLO I Ltd.,
16.4005%, 03/15/2017 (1)(2)(4)(7)(8)	NR/NR	3,400,000	3,348,456

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $16,400,000)			15,778,198

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

	Bond Rating Moody's/S&P	Shares/Principal Amount	Market Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.63%
JP Morgan Chase, Series 2005 LDP2, Class M,
5.8064%, 07/15/2042 (1)(2)(4)(7)(9)	Ba2/NR	1,597,000	$1,107,919
Wachovia Bank, Series 2005
C18, 7.0277%, 05/19/2015 (1)(4)(7)	B1/B+	248,100	151,469

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,421,023)			1,259,388

LOAN PARTICIPATION 2.29%
Mervyn’s Junior Syndication Mezzanine,
8.8200%, 01/01/2008 (2)(4)(9)	NR/NR	4,565,480	4,565,480

TOTAL LOAN PARTICIPATION
(Cost $4,565,480)			4,565,480

U.S. GOVERNMENT OBLIGATIONS 5.19%
U.S. Treasury Notes, 6.125%, 08/15/2007 (6)		10,332,000	10,348,955

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $10,345,242)			10,348,955

NON-REGISTERED INVESTMENT COMPANIES 1.95%
INVESCO Navigator Fund (1)(2)(4)	NR/NR	3,946	3,883,562

TOTAL NON-REGISTERED INVESTMENT COMPANIES
(Cost $3,946,000)			3,883,562

REPURCHASE AGREEMENTS 0.46%
State Street Bank & Trust Co., dated 06/30/2007, 3.75%, due 07/02/2007, proceeds of $913,784, collateralized by Fannie Mae, 6.000%, 05/15/2008 valued at $914,701 including accrued interest	NR/NR		913,784

TOTAL REPURCHASE AGREEMENTS
(Cost $913,784)			913,784

TOTAL INVESTMENTS 140.83%			$280,618,240
(Cost $282,783,879)
Liabilities in Excess of Net Other Assets (40.83%)			(81,354,696)
NET ASSETS 100.00%			$199,263,544

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

*	Non-income producing security
(1)

Securities sold within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2007, the value of these securities amounted to $52,111,461 or 18.46% of total investments.

(2)	This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(3)	All or a portion of the shares held in this security are pledged as collateral for the borrowings under the Revolving Credit and Security Agreement.
(4)	This security is considered illiquid by the investment adviser.
(5)	This 144A security has been determined to be liquid by the Adviser.
(6)	The entire principal amount of this security is pledged as collateral for the total return swaps.
(7)	The expected maturity date listed herein differs from the legal maturity date due to the expected schedule of principal payments.
(8)

This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the Adviser’s estimated rate of residual interest as of the reporting date.

(9)	The coupon rate shown on floating or adjustable rate securities represents the rate at each period.

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

Open Interest Rate Swap Contracts as of June 30, 2007

Counterparty	Termination Date	Underlying Notional	Fixed Rate Paid by the Fund at 12/31/06	Floating Rate Received by the Fund at 12/31/2006*	Net Interest Receivable	Unrealized Appreciation
JPMorgan Chase	06/14/2010	$27,000,000	4.09%	5.32%	$15,683	$817,947
JPMorgan Chase	06/14/2012	27,000,000	3.89%	5.32%	18,233	355,812
Total						$1,173,759

*	Based on one-month LIBOR (London Interbank Offered Rate).

Open Total Return Swap Contracts ("TRS") ** as of June 30, 2007

Counterparty: Royal Bank of Canada

Contract Type	Expiration Date	Notional Shares	Underlying Notional ($CAD)	Unrealized Appreciation (Depreciation) ($USD)
Allied Properties Real Estate Investment Trust TRS	07/31/2008	302,700	5,236,710	$1,209,605
Calloway Real Estate Investment Trust TRS	11/06/2008	190,000	5,266,800	(460,909)
Canadian Apartment Properties Real Estate Investment Trust TRS	03/13/2009	190,000	4,057,241	(324,048)
Canadian Hotel Income Properties Real Estate	08/19/2008	270,700	4,385,340	(175,622)
Investment Trust TRS	03/16/2009	150,300	2,313,117	16,958
Chartwell Senior Housing Real Estate Investment Trust TRS	08/21/2008	175,000	2,345,000	259,978
Dundee Real Estate Investment Trust	06/01/2012	47,000	1,900,534	245,842
Firm Capital Mortgage Investment Trust TRS	08/28/2008	160,000	1,624,000	123,360
H&R Real Estate Investment Trust TRS	07/31/2008	275,000	6,132,500	165,484
Northern Property Real Estate Investment Trust TRS	07/31/2008	188,000	4,049,520	268,685
Primaris Retail Real Estate Investment Trust TRS	11/06/2008	330,000	5,999,400	406,469
RioCan Real Estate Investment Trust TRS	07/31/2008	500,000	11,445,000	357,294
Total		$2,778,700	$54,755,162	$2,093,096

**	For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on three-month Canadian LIBOR plus a spread.

At June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

Contracts to Sell - Canadian Dollar (CAD)

Expiration Date	Contract Amount ($CAD)	Unrealized Appreciation /(Depreciation) ($USD)
07/31/2007	81,100	$(3,290)
08/07/2007	54,300	(2,865)
08/21/2007	57,900	(2,430)
11/06/2007	51,800	(2,713)
Total Unrealized Depreciation		$(11,298)

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Divided Capital Realty Income Allocation Fund (the “Fund”) is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation.

Initial capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 3, 2004
Initial Capitalization Date	February 15, 2005
Amount of Initial Capitalization	$100,068
Common Shares Issued at Capitalization	7,010
Common Shares Authorized	Unlimited
Public Offering Date	February 24, 2005

Security Valuations:

Pricing Procedures: All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or a NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Fund will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer. Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale price. Non-exchange traded foreign securities (including debt) are valued at a price provided by a pricing service or at the mean value between the bid and asked prices.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

Security Valuation: (continued)

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used. For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event (as defined below), the security may be valued at its fair value determined pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however, it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2007, securities which have been fair valued represented 19.71% of the Fund’s managed assets.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) fundamental analytical data; (2) forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) type of security and the cost at date of purchase; (4) most recent quotation received from a broker; (5) transactions or offers with respect to the security; (6) price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) price and extent of public trading of the security on foreign exchanges; (8) information on world financial markets and comparable financial products; (9) size of the Fund’s holdings; (10) financial statements of the issuer; (11) analyst reports; (12) merger proposals or tender offers; (13) value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) trading volumes on markets, exchanges or among dealers; (15) values of baskets of securities traded on other markets, exchanges or among dealers; (16) change in interest rates; (17) observations from financial institutions; (18) government (domestic or foreign) actions or pronouncements; (19) in the case of restricted securities, discount from market value of unrestricted securities of the same class at time of purchase, existence and anticipated timeframe of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) in the

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

Security Valuation: (continued)

case of foreign securities, the country’s or geographic region’s political economic environment, nature of any significant events, American Depository Receipt trading, exchange-traded fund trading and foreign currency exchange activity; (21) in the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22) in the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

Significant Events: An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the fund determines its net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Fund’s net asset value by more than one-half of one percent (0.5%). If a Material Significant Event has occurred, the Adviser will call a meeting of the Valuation Committee to determine a fair value for the security in accordance with the Fund’s Fair Valuation Procedures.

Risk of Concentration:

Because the Fund’s investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with the investors, the Fund could underperform funds that have greater industry diversification.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. Currently, the Fund intends to invest only in those securities issued by North American Issuers.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

Foreign Securities: (continued)

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements:

The fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

Distribution to Shareholders:

The fund intends to make a level dividend distribution each month to Common Shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of the distributions paid by the Fund may be reclassified to return of capital and long-term capital gains upon the final determination of the Fund’s taxable income for the year. Net realized gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Realty Income Allocation Fund

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gain for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

At June 30, 2007 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate tax cost	$283,523,655

Gross unrealized appreciation	4,990,592
Gross unrealized depreciation	(8,416,455)
Net unrealized depreciation	$(3,425,863)

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Realty Income Allocation Fund

By:	/s/ Thomas I. Florence
Thomas I. Florence President (Principal Executive Officer)

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas I. Florence
Thomas I. Florence President (Principal Executive Officer)

Date: August 29, 2007

By:	/s/ Jeffrey Taylor
Jeffrey W. Taylor Vice President and Treasurer (Principal Financial Officer)

Date: August 29, 2007